NOTE 3 - COMMON STOCK (Details) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended		6 Months Ended			12 Months Ended
	Jan. 16, 2014	Aug. 13, 2014	Jan. 16, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Sep. 26, 2012
Stockholders' Equity Note [Abstract]
Debt Conversion, Converted Instrument, Amount	$ 23,776		$ 23,776
Debt Conversion, Converted Instrument, Shares Issued (in Shares)	680,000		680,000
Convertible Debt, Fair Value Disclosures	27,200		27,200
Gains (Losses) on Extinguishment of Debt	3,424			46,667			46,667
Stock Issued During Period, Shares, Issued for Services (in Shares)						5,760,000
Stock Issued During Period, Value, Issued for Services					30,400	230,400
Development Stage Entities, Stock Issued, Shares, Issued for Cash (in Shares)		6,539,233			2,765,400	17,440,940
Development Stage Entities, Stock Issued, Value, Issued for Cash		326,962			138,270	872,047		9,560
Common Stock, Value, Subscriptions									100,000
Stock Issued During Period, Value, Issued to Kodiak Capital Group LLC					$ 249,983	$ 249,983
Stock Issued During Period, Shares, Issued to Kodiak Capital LLC (in Shares)						3,472,223